UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2016

Shares are offered only to certain other Fidelity® funds advised by the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV3-QTLY-0616
1.9867678.100

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.1%
Gentex Corp.	34,686	$556,363
Lear Corp.	8,653	996,220
The Goodyear Tire & Rubber Co.	31,827	922,028
Visteon Corp.	4,127	328,798
		2,803,409
Automobiles - 0.1%
Thor Industries, Inc.	5,385	344,748
Distributors - 0.5%
LKQ Corp. (a)	35,872	1,149,698
Diversified Consumer Services - 0.5%
Graham Holdings Co.	410	195,381
Service Corp. International	23,828	635,493
ServiceMaster Global Holdings, Inc. (a)	12,125	464,630
		1,295,504
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	22,797	763,927
Brinker International, Inc.	6,756	312,938
Choice Hotels International, Inc.	4,166	211,050
Domino's Pizza, Inc.	5,935	717,423
Dunkin' Brands Group, Inc.	11,351	527,822
Extended Stay America, Inc. unit	7,019	109,847
International Game Technology PLC	11,065	191,867
Panera Bread Co. Class A (a)	2,726	584,700
Six Flags Entertainment Corp.	8,481	509,284
Wendy's Co.	23,994	260,575
		4,189,433
Household Durables - 2.6%
D.R. Horton, Inc.	38,713	1,163,713
GoPro, Inc. Class A (a)	10,475	132,404
Harman International Industries, Inc.	8,392	644,170
Leggett & Platt, Inc.	16,242	800,568
Lennar Corp.:
Class A	20,495	928,628
Class B	1,173	42,181
NVR, Inc. (a)	479	795,758
PulteGroup, Inc.	40,801	750,330
Tempur Sealy International, Inc. (a)	7,205	437,127
Toll Brothers, Inc. (a)	20,711	565,410
Tupperware Brands Corp.	5,891	342,090
		6,602,379
Internet & Catalog Retail - 0.3%
Groupon, Inc. Class A (a)	49,855	180,475
Liberty Interactive Corp. (Venture Group) Series A (a)	16,715	668,600
		849,075
Leisure Products - 0.7%
Brunswick Corp.	10,933	525,112
Polaris Industries, Inc.	7,837	767,086
Vista Outdoor, Inc. (a)	7,548	362,153
		1,654,351
Media - 2.6%
AMC Networks, Inc. Class A (a)	7,071	461,241
Cable One, Inc.	410	188,174
Cablevision Systems Corp. - NY Group Class A	23,883	797,453
Cinemark Holdings, Inc.	13,673	473,769
Clear Channel Outdoor Holding, Inc. Class A	4,156	21,237
Gannett Co., Inc.	13,330	224,611
Interpublic Group of Companies, Inc.	48,709	1,117,384
John Wiley & Sons, Inc. Class A	5,442	269,869
Liberty Broadband Corp.:
Class A (a)	3,075	176,259
Class C (a)	7,836	448,611
Lions Gate Entertainment Corp.	11,153	247,597
Live Nation Entertainment, Inc. (a)	17,208	369,628
MSG Network, Inc. Class A (a)	7,229	123,544
Regal Entertainment Group Class A	9,729	202,850
Starz Series A (a)	10,135	275,773
Tegna, Inc.	26,766	625,254
The Madison Square Garden Co. (a)	2,421	380,049
Tribune Media Co. Class A	9,528	367,304
		6,770,607
Multiline Retail - 0.2%
Dillard's, Inc. Class A	2,499	176,055
JC Penney Corp., Inc. (a)	36,063	334,665
Sears Holdings Corp. (a)	1,567	25,660
		536,380
Specialty Retail - 3.0%
Aarons, Inc. Class A	7,617	199,642
Armstrong Flooring, Inc. (a)	2,333	33,968
AutoNation, Inc. (a)	8,090	409,759
Cabela's, Inc. Class A (a)	5,660	295,169
CST Brands, Inc.	9,085	343,140
Dick's Sporting Goods, Inc.	10,854	502,974
DSW, Inc. Class A	7,994	196,413
Foot Locker, Inc.	16,489	1,013,084
GameStop Corp. Class A	12,653	415,018
GNC Holdings, Inc.	8,234	200,580
Michaels Companies, Inc. (a)	7,364	209,359
Murphy U.S.A., Inc. (a)	4,932	283,195
Office Depot, Inc. (a)	64,660	380,201
Penske Automotive Group, Inc.	5,004	195,807
Sally Beauty Holdings, Inc. (a)	17,241	541,367
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,577	1,578,138
Urban Outfitters, Inc. (a)	10,309	312,569
Williams-Sonoma, Inc.	10,806	635,177
		7,745,560
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	6,195	660,821
Fossil Group, Inc. (a)	4,946	200,313
Kate Spade & Co. (a)	15,078	387,957
lululemon athletica, Inc. (a)	13,156	862,376
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,483	478,663
		2,590,130

TOTAL CONSUMER DISCRETIONARY		36,531,274

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.7%
Manitowoc Foodservice, Inc. (a)	15,999	240,145
Rite Aid Corp. (a)	116,475	937,624
Sprouts Farmers Market LLC (a)	18,089	507,758
		1,685,527
Food Products - 1.4%
Blue Buffalo Pet Products, Inc. (a)	4,617	114,317
Flowers Foods, Inc.	20,556	393,853
Ingredion, Inc.	8,406	967,447
Pilgrim's Pride Corp.	7,508	202,040
Pinnacle Foods, Inc.	13,745	585,400
The Hain Celestial Group, Inc. (a)	12,105	506,715
WhiteWave Foods Co. (a)	20,654	830,497
		3,600,269
Household Products - 0.3%
Energizer Holdings, Inc.	7,355	319,869
Spectrum Brands Holdings, Inc.	2,988	339,437
		659,306
Personal Products - 0.7%
Avon Products, Inc.	51,127	240,808
Coty, Inc. Class A	9,148	278,099
Edgewell Personal Care Co. (a)	7,339	602,312
Herbalife Ltd. (a)	8,641	500,746
Nu Skin Enterprises, Inc. Class A	6,890	280,905
		1,902,870

TOTAL CONSUMER STAPLES		7,847,972

ENERGY - 4.0%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.	7,551	183,187
Dril-Quip, Inc. (a)	4,582	297,005
Ensco PLC Class A	35,545	425,118
Frank's International NV	4,134	68,831
Nabors Industries Ltd.	33,300	326,340
Noble Corp.	28,613	321,324
Oceaneering International, Inc.	11,665	427,522
Patterson-UTI Energy, Inc.	17,363	342,919
Rowan Companies PLC	14,665	275,849
RPC, Inc.	6,718	101,576
Seadrill Ltd. (a)	43,916	209,918
Superior Energy Services, Inc.	17,685	298,169
		3,277,758
Oil, Gas & Consumable Fuels - 2.7%
California Resources Corp.	45,438	99,964
Cobalt International Energy, Inc. (a)	42,994	138,871
CONSOL Energy, Inc.	27,023	406,696
CVR Energy, Inc.	1,815	44,068
Denbury Resources, Inc.	41,947	161,915
Diamondback Energy, Inc.	8,423	729,263
Energen Corp.	11,175	474,826
EP Energy Corp. (a)	3,870	19,002
Golar LNG Ltd.	10,568	175,217
Gulfport Energy Corp. (a)	14,793	463,021
Kosmos Energy Ltd. (a)	18,543	120,159
Laredo Petroleum, Inc. (a)	14,474	176,293
Memorial Resource Development Corp. (a)	10,554	138,046
Newfield Exploration Co. (a)	23,374	847,308
PBF Energy, Inc. Class A	11,425	367,657
QEP Resources, Inc.	25,353	454,579
Rice Energy, Inc. (a)	9,875	170,936
SM Energy Co.	7,929	247,068
Targa Resources Corp.	18,934	766,070
Teekay Corp.	5,518	61,802
Whiting Petroleum Corp. (a)	24,159	289,908
World Fuel Services Corp.	8,527	398,467
WPX Energy, Inc. (a)	27,591	266,529
		7,017,665

TOTAL ENERGY		10,295,423

FINANCIALS - 24.5%
Banks - 3.9%
Associated Banc-Corp.	18,039	329,031
Bank of Hawaii Corp.	5,154	352,585
BankUnited, Inc.	12,211	421,280
BOK Financial Corp.	3,319	199,737
Commerce Bancshares, Inc.	10,202	477,658
Cullen/Frost Bankers, Inc.	6,402	409,664
East West Bancorp, Inc.	16,960	635,830
First Horizon National Corp.	27,579	388,312
First Niagara Financial Group, Inc.	41,920	442,675
First Republic Bank	16,775	1,179,618
Huntington Bancshares, Inc.	95,323	958,949
PacWest Bancorp	13,207	528,016
Peoples United Financial, Inc.	36,451	564,991
Popular, Inc.	12,230	363,476
Signature Bank (a)	5,975	823,534
SVB Financial Group (a)	6,043	630,164
Synovus Financial Corp.	14,907	464,502
TCF Financial Corp.	19,851	270,768
Zions Bancorporation	23,951	659,132
		10,099,922
Capital Markets - 2.0%
Artisan Partners Asset Management, Inc.	4,171	134,765
E*TRADE Financial Corp. (a)	34,187	860,829
Eaton Vance Corp. (non-vtg.)	13,902	480,036
Federated Investors, Inc. Class B (non-vtg.)	11,077	350,033
Lazard Ltd. Class A	14,864	535,847
Legg Mason, Inc.	11,536	370,421
LPL Financial	8,966	236,702
NorthStar Asset Management Group, Inc.	22,941	285,386
Raymond James Financial, Inc.	15,069	786,150
SEI Investments Co.	16,430	789,954
Waddell & Reed Financial, Inc. Class A	9,904	201,447
		5,031,570
Consumer Finance - 0.3%
Credit Acceptance Corp. (a)	999	196,074
LendingClub Corp. (a)	7,915	62,529
OneMain Holdings, Inc. (a)	6,124	194,866
SLM Corp. (a)	50,308	340,585
		794,054
Diversified Financial Services - 1.3%
CBOE Holdings, Inc.	9,844	609,934
FactSet Research Systems, Inc.	4,926	742,595
Morningstar, Inc.	2,242	186,534
MSCI, Inc. Class A	12,109	919,557
The NASDAQ OMX Group, Inc.	13,650	842,342
		3,300,962
Insurance - 5.4%
Alleghany Corp. (a)	1,886	983,134
Allied World Assurance Co. Holdings AG	10,671	379,674
American Financial Group, Inc.	8,133	562,072
American National Insurance Co.	845	98,121
AmTrust Financial Services, Inc.	9,619	239,032
Arch Capital Group Ltd. (a)	14,623	1,030,775
Arthur J. Gallagher & Co.	19,801	911,638
Aspen Insurance Holdings Ltd.	7,284	337,613
Assurant, Inc.	7,491	633,514
Assured Guaranty Ltd.	16,684	431,615
Axis Capital Holdings Ltd.	11,190	596,091
Brown & Brown, Inc.	13,671	479,989
Endurance Specialty Holdings Ltd.	7,344	469,869
Erie Indemnity Co. Class A	2,853	269,295
Everest Re Group Ltd.	5,239	968,691
Genworth Financial, Inc. Class A (a)	58,453	200,494
Hanover Insurance Group, Inc.	5,219	447,581
Mercury General Corp.	3,182	168,328
Old Republic International Corp.	30,788	569,270
ProAssurance Corp.	6,508	310,627
Reinsurance Group of America, Inc.	7,804	743,097
RenaissanceRe Holdings Ltd.	5,088	564,310
Torchmark Corp.	14,872	860,940
Validus Holdings Ltd.	9,983	460,116
W.R. Berkley Corp.	11,465	642,040
White Mountains Insurance Group Ltd.	670	556,100
		13,914,026
Real Estate Investment Trusts - 10.9%
Alexandria Real Estate Equities, Inc.	8,490	789,146
American Campus Communities, Inc.	15,357	687,226
American Homes 4 Rent Class A	23,889	377,924
Apartment Investment & Management Co. Class A	18,427	738,186
Apple Hospitality (REIT), Inc.	20,720	392,230
Brandywine Realty Trust (SBI)	21,268	317,957
Brixmor Property Group, Inc.	20,411	515,378
Camden Property Trust (SBI)	10,234	826,191
CBL & Associates Properties, Inc.	19,628	229,255
Chimera Investment Corp.	22,355	317,441
Columbia Property Trust, Inc.	14,789	329,795
Communications Sales & Leasing, Inc.	14,263	331,329
Corporate Office Properties Trust (SBI)	11,186	287,256
Corrections Corp. of America	13,816	420,283
DDR Corp.	35,701	624,768
Douglas Emmett, Inc.	17,200	558,140
Duke Realty LP	40,656	889,147
Empire State Realty Trust, Inc.	13,094	242,370
Equity Commonwealth (a)	15,316	427,470
Equity Lifestyle Properties, Inc.	9,932	680,243
Extra Space Storage, Inc.	14,481	1,230,161
Federal Realty Investment Trust (SBI)	8,095	1,231,088
Forest City Realty Trust, Inc.	25,760	535,293
Gaming & Leisure Properties	19,143	627,699
Healthcare Trust of America, Inc.	16,005	462,384
Hospitality Properties Trust (SBI)	17,699	452,917
Iron Mountain, Inc.	31,202	1,139,809
Kilroy Realty Corp.	10,382	672,857
Lamar Advertising Co. Class A	9,548	592,358
Liberty Property Trust (SBI)	17,615	614,764
MFA Financial, Inc.	43,823	302,817
Mid-America Apartment Communities, Inc.	8,885	850,383
National Retail Properties, Inc.	16,624	727,466
NorthStar Realty Europe Corp.	7,174	85,586
NorthStar Realty Finance Corp.	21,439	274,205
Omega Healthcare Investors, Inc.	21,549	727,710
Outfront Media, Inc.	16,239	352,224
Paramount Group, Inc.	21,106	352,470
Piedmont Office Realty Trust, Inc. Class A	17,201	342,472
Post Properties, Inc.	6,450	369,972
Rayonier, Inc.	14,989	369,929
Regency Centers Corp.	11,117	819,323
Retail Properties America, Inc.	27,996	447,656
Senior Housing Properties Trust (SBI)	27,731	487,511
Spirit Realty Capital, Inc.	56,551	646,378
Starwood Property Trust, Inc.	28,086	543,745
Tanger Factory Outlet Centers, Inc.	11,315	396,930
Taubman Centers, Inc.	7,292	506,429
Two Harbors Investment Corp.	41,106	321,860
Weingarten Realty Investors (SBI)	14,611	539,438
WP Carey, Inc.	12,297	751,224
WP Glimcher, Inc.	21,777	228,441
		27,985,234
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	4,685	492,721
Jones Lang LaSalle, Inc.	5,292	609,480
Realogy Holdings Corp. (a)	17,286	617,802
		1,720,003
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	7,740	138,546

TOTAL FINANCIALS		62,984,317

HEALTH CARE - 9.2%
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)	3,036	148,612
Alkermes PLC (a)	17,530	696,818
bluebird bio, Inc. (a)	4,204	186,447
Intercept Pharmaceuticals, Inc. (a)	1,887	284,446
Intrexon Corp. (a)	5,738	153,377
Ionis Pharmaceuticals, Inc. (a)	14,119	578,455
Juno Therapeutics, Inc. (a)	1,415	59,557
Opko Health, Inc. (a)	35,747	384,280
Puma Biotechnology, Inc. (a)	2,977	91,364
Seattle Genetics, Inc. (a)	12,449	441,691
United Therapeutics Corp. (a)	5,450	573,340
		3,598,387
Health Care Equipment & Supplies - 3.2%
Alere, Inc. (a)	10,049	391,911
Align Technology, Inc. (a)	9,521	687,321
Dentsply Sirona, Inc.	28,371	1,690,908
DexCom, Inc. (a)	9,353	602,146
Hill-Rom Holdings, Inc.	6,697	323,800
Hologic, Inc. (a)	28,993	973,875
IDEXX Laboratories, Inc. (a)	11,032	930,549
ResMed, Inc.	16,616	927,173
Teleflex, Inc.	4,894	762,387
The Cooper Companies, Inc.	5,694	871,638
		8,161,708
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	7,088	447,891
Brookdale Senior Living, Inc. (a)	21,748	401,468
Centene Corp. (a)	19,679	1,219,311
Community Health Systems, Inc. (a)	13,971	266,567
Envision Healthcare Holdings, Inc. (a)	21,903	495,665
LifePoint Hospitals, Inc. (a)	5,234	353,609
MEDNAX, Inc. (a)	11,023	785,830
Patterson Companies, Inc.	10,163	440,566
Premier, Inc. (a)	4,422	149,508
Tenet Healthcare Corp. (a)	11,722	371,470
VCA, Inc. (a)	9,686	609,927
		5,541,812
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	21,400	286,760
athenahealth, Inc. (a)	4,547	606,115
Inovalon Holdings, Inc. Class A (a)	2,988	51,095
Veeva Systems, Inc. Class A (a)	8,345	229,571
		1,173,541
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. Class A (a)	2,441	346,256
Bio-Techne Corp.	4,387	408,781
Bruker Corp.	13,115	371,155
Charles River Laboratories International, Inc. (a)	5,589	443,040
Mettler-Toledo International, Inc. (a)	3,296	1,179,803
PerkinElmer, Inc.	13,338	672,502
QIAGEN NV (a)	27,352	614,326
Quintiles Transnational Holdings, Inc. (a)	9,332	644,561
VWR Corp. (a)	3,481	92,734
		4,773,158
Pharmaceuticals - 0.1%
Akorn, Inc. (a)	9,212	234,445

TOTAL HEALTH CARE		23,483,051

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.5%
BE Aerospace, Inc.	12,521	608,896
BWX Technologies, Inc.	12,632	421,782
Hexcel Corp.	11,367	514,584
Huntington Ingalls Industries, Inc.	5,735	830,256
Orbital ATK, Inc.	7,137	620,919
Spirit AeroSystems Holdings, Inc. Class A (a)	15,668	738,746
Triumph Group, Inc.	5,791	209,518
		3,944,701
Airlines - 1.0%
Alaska Air Group, Inc.	15,286	1,076,593
Copa Holdings SA Class A	3,868	246,585
JetBlue Airways Corp. (a)	36,938	731,003
Spirit Airlines, Inc. (a)	8,621	378,721
		2,432,902
Building Products - 1.7%
A.O. Smith Corp.	8,755	676,061
Allegion PLC	11,284	738,538
Armstrong World Industries, Inc. (a)	4,601	187,767
Fortune Brands Home & Security, Inc.	18,798	1,041,597
GCP Applied Technologies, Inc. (a)	8,551	189,234
Lennox International, Inc.	4,769	643,577
Owens Corning	13,914	641,018
USG Corp. (a)	10,839	292,761
		4,410,553
Commercial Services & Supplies - 2.2%
ADT Corp.	20,129	845,015
Cintas Corp.	10,609	952,476
Clean Harbors, Inc. (a)	6,936	342,638
Copart, Inc. (a)	13,208	565,831
Covanta Holding Corp.	13,451	218,713
KAR Auction Services, Inc.	16,713	628,409
Pitney Bowes, Inc.	22,605	474,027
R.R. Donnelley & Sons Co.	24,630	428,562
Rollins, Inc.	11,233	301,831
Waste Connections, Inc.	14,606	982,692
		5,740,194
Construction & Engineering - 1.1%
AECOM (a)	17,737	576,275
Chicago Bridge & Iron Co. NV	11,562	465,371
Jacobs Engineering Group, Inc. (a)	14,807	660,096
KBR, Inc.	16,954	263,804
Quanta Services, Inc. (a)	18,207	431,870
Valmont Industries, Inc.	2,782	390,537
		2,787,953
Electrical Equipment - 1.1%
Acuity Brands, Inc.	5,122	1,249,205
Babcock & Wilcox Enterprises, Inc. (a)	6,281	143,521
Hubbell, Inc. Class B	6,823	721,600
Regal Beloit Corp.	5,297	341,233
SolarCity Corp. (a)	6,950	210,724
		2,666,283
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	7,672	781,777
Machinery - 4.7%
AGCO Corp.	8,383	448,239
Allison Transmission Holdings, Inc.	19,995	576,056
Colfax Corp. (a)	11,863	384,717
Crane Co.	5,691	316,249
Donaldson Co., Inc.	16,107	526,377
Graco, Inc.	6,501	509,613
IDEX Corp.	9,182	752,006
ITT Corp.	10,534	404,190
Joy Global, Inc.	11,443	243,736
Kennametal, Inc.	9,316	217,808
Lincoln Electric Holdings, Inc.	8,339	522,605
Manitowoc Co., Inc.	16,002	91,211
Middleby Corp. (a)	6,761	741,276
Nordson Corp.	6,734	516,700
Oshkosh Corp.	8,634	421,771
Snap-On, Inc.	6,850	1,091,068
SPX Corp.	4,822	77,634
SPX Flow, Inc. (a)	4,805	143,958
Terex Corp.	12,435	297,072
Timken Co.	8,445	300,895
Toro Co.	6,564	567,458
Trinity Industries, Inc.	18,309	357,209
WABCO Holdings, Inc. (a)	6,436	721,862
Wabtec Corp.	10,610	879,887
Xylem, Inc.	21,375	893,048
		12,002,645
Marine - 0.2%
Kirby Corp. (a)	6,587	420,382
Professional Services - 0.7%
Dun & Bradstreet Corp.	4,253	469,574
Manpower, Inc.	8,681	668,697
Robert Half International, Inc.	15,930	610,278
TransUnion Holding Co., Inc.	3,816	114,289
		1,862,838
Road & Rail - 0.9%
AMERCO	864	304,128
Avis Budget Group, Inc. (a)	11,233	281,948
Genesee & Wyoming, Inc. Class A (a)	6,691	435,651
Landstar System, Inc.	5,248	344,006
Old Dominion Freight Lines, Inc. (a)	8,230	543,592
Ryder System, Inc.	6,293	433,714
		2,343,039
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	12,120	369,418
GATX Corp.	4,819	221,385
HD Supply Holdings, Inc. (a)	20,100	689,028
MSC Industrial Direct Co., Inc. Class A	5,619	435,473
Now, Inc. (a)	12,597	227,502
Watsco, Inc.	3,074	413,361
WESCO International, Inc. (a)	5,231	307,530
		2,663,697
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	8,150	573,679

TOTAL INDUSTRIALS		42,630,643

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,962	263,948
Arris International PLC (a)	21,510	489,783
Brocade Communications Systems, Inc.	49,308	473,850
CommScope Holding Co., Inc. (a)	12,431	378,027
EchoStar Holding Corp. Class A (a)	5,184	212,129
Lumentum Holdings, Inc. (a)	5,503	139,226
Viavi Solutions, Inc. (a)	27,516	179,129
		2,136,092
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	11,275	700,178
Avnet, Inc.	16,004	658,084
CDW Corp.	15,547	598,560
Cognex Corp.	10,293	365,710
Dolby Laboratories, Inc. Class A	5,893	280,566
Fitbit, Inc.	5,217	95,210
FLIR Systems, Inc.	16,530	499,371
Ingram Micro, Inc. Class A	17,492	611,345
IPG Photonics Corp. (a)	4,082	353,787
Jabil Circuit, Inc.	22,883	397,249
Keysight Technologies, Inc. (a)	19,933	519,853
National Instruments Corp.	13,283	366,212
Trimble Navigation Ltd. (a)	30,597	732,798
VeriFone Systems, Inc. (a)	13,433	382,303
Zebra Technologies Corp. Class A (a)	6,110	382,242
		6,943,468
Internet Software & Services - 0.9%
CoStar Group, Inc. (a)	3,824	754,513
GoDaddy, Inc. (a)	2,774	84,246
IAC/InterActiveCorp	8,679	402,185
Match Group, Inc. (a)	4,162	47,447
Pandora Media, Inc. (a)	24,847	246,731
Rackspace Hosting, Inc. (a)	13,733	314,074
Yelp, Inc. (a)	7,627	160,167
Zillow Group, Inc.:
Class A (a)	5,203	130,179
Class C (a)	10,390	249,776
		2,389,318
IT Services - 3.6%
Black Knight Financial Services, Inc. Class A	2,420	77,392
Booz Allen Hamilton Holding Corp. Class A	12,023	331,474
Broadridge Financial Solutions, Inc.	14,131	845,599
CoreLogic, Inc. (a)	10,658	378,146
DST Systems, Inc.	4,083	492,736
Gartner, Inc. Class A (a)	9,789	853,307
Genpact Ltd. (a)	18,765	523,356
Global Payments, Inc.	18,563	1,339,877
Jack Henry & Associates, Inc.	9,635	780,724
Leidos Holdings, Inc.	7,881	390,976
Sabre Corp.	13,423	388,596
Square, Inc. (a)	3,647	54,304
Teradata Corp. (a)	15,707	397,387
Total System Services, Inc.	19,486	996,514
Vantiv, Inc. (a)	16,905	921,999
WEX, Inc. (a)	4,563	431,158
		9,203,545
Semiconductors & Semiconductor Equipment - 1.1%
Cree, Inc. (a)	12,188	298,728
Cypress Semiconductor Corp.	37,187	335,799
First Solar, Inc. (a)	8,912	497,646
Marvell Technology Group Ltd.	53,426	533,191
ON Semiconductor Corp. (a)	50,642	479,580
SunPower Corp. (a)	6,419	129,279
Teradyne, Inc.	25,315	478,707
		2,752,930
Software - 2.9%
ANSYS, Inc. (a)	10,587	960,982
Atlassian Corp. PLC	2,943	68,189
Cadence Design Systems, Inc. (a)	34,513	800,356
FireEye, Inc. (a)	16,325	283,239
Fortinet, Inc. (a)	16,846	547,663
NetSuite, Inc. (a)	4,721	382,590
Nuance Communications, Inc. (a)	29,858	512,960
Parametric Technology Corp. (a)	13,568	494,689
Splunk, Inc. (a)	15,614	811,616
SS&C Technologies Holdings, Inc.	9,587	586,245
Synopsys, Inc. (a)	18,286	868,951
Tableau Software, Inc. (a)	5,864	303,169
Ultimate Software Group, Inc. (a)	3,372	662,901
Zynga, Inc. (a)	84,709	201,607
		7,485,157
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	13,137	232,394
Lexmark International, Inc. Class A	7,255	280,043
NCR Corp. (a)	15,683	456,218
		968,655

TOTAL INFORMATION TECHNOLOGY		31,879,165

MATERIALS - 8.2%
Chemicals - 2.8%
Albemarle Corp. U.S.	13,231	875,363
Ashland, Inc.	7,453	831,755
Axalta Coating Systems (a)	11,922	339,419
Cabot Corp.	7,499	365,876
Huntsman Corp.	24,204	380,971
International Flavors & Fragrances, Inc.	9,539	1,139,624
NewMarket Corp.	1,004	407,684
Platform Specialty Products Corp. (a)	15,521	159,866
RPM International, Inc.	15,703	793,473
The Scotts Miracle-Gro Co. Class A	5,329	377,187
Valspar Corp.	9,581	1,022,197
W.R. Grace & Co.	8,582	658,068
		7,351,483
Construction Materials - 0.7%
Eagle Materials, Inc.	5,930	439,532
Martin Marietta Materials, Inc.	7,486	1,266,856
		1,706,388
Containers & Packaging - 3.4%
Aptargroup, Inc.	7,381	560,956
Avery Dennison Corp.	10,731	779,178
Ball Corp.	16,253	1,160,139
Bemis Co., Inc.	11,490	576,568
Crown Holdings, Inc. (a)	16,416	869,391
Graphic Packaging Holding Co.	38,805	515,330
Owens-Illinois, Inc. (a)	19,059	351,829
Packaging Corp. of America	11,546	749,104
Sealed Air Corp.	23,283	1,102,683
Silgan Holdings, Inc.	4,773	242,182
Sonoco Products Co.	11,898	557,897
WestRock Co.	30,814	1,289,566
		8,754,823
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	12,835	209,724
Compass Minerals International, Inc.	3,983	298,566
Reliance Steel & Aluminum Co.	8,756	647,681
Royal Gold, Inc.	7,649	478,980
Steel Dynamics, Inc.	28,502	718,535
Tahoe Resources, Inc.	26,974	380,951
United States Steel Corp.	17,228	329,227
		3,063,664
Paper & Forest Products - 0.1%
Domtar Corp.	7,537	291,230

TOTAL MATERIALS		21,167,588

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.	137,798	766,157
Zayo Group Holdings, Inc. (a)	16,950	440,022
		1,206,179
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	11,056	326,926
U.S. Cellular Corp. (a)	1,568	66,860
		393,786

TOTAL TELECOMMUNICATION SERVICES		1,599,965

UTILITIES - 6.0%
Electric Utilities - 1.7%
Great Plains Energy, Inc.	18,196	568,261
Hawaiian Electric Industries, Inc.	12,690	414,836
ITC Holdings Corp.	18,305	806,701
OGE Energy Corp.	23,544	696,667
Pinnacle West Capital Corp.	13,055	948,446
Westar Energy, Inc.	16,661	859,874
		4,294,785
Gas Utilities - 1.4%
AGL Resources, Inc.	14,134	930,865
Atmos Energy Corp.	11,911	864,143
National Fuel Gas Co.	9,959	552,725
Questar Corp.	20,727	519,626
UGI Corp.	20,346	818,723
		3,686,082
Independent Power and Renewable Electricity Producers - 0.0%
Terraform Power, Inc.	6,870	73,372
Multi-Utilities - 2.0%
Alliant Energy Corp.	13,322	939,467
CMS Energy Corp.	32,631	1,327,429
MDU Resources Group, Inc.	22,991	461,199
SCANA Corp.	16,855	1,157,770
TECO Energy, Inc.	27,707	769,423
Vectren Corp.	9,756	476,581
		5,131,869
Water Utilities - 0.9%
American Water Works Co., Inc.	21,225	1,544,331
Aqua America, Inc.	20,881	661,092
		2,205,423

TOTAL UTILITIES		15,391,531

TOTAL COMMON STOCKS
(Cost $244,973,111)		253,810,929
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 6/23/16 (b)
(Cost $199,909)	200,000	199,959
	Shares	Value

Money Market Funds - 16.2%
Fidelity Cash Central Fund, 0.38% (c)	4,729,693	$4,729,693
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	36,758,174	36,758,174
TOTAL MONEY MARKET FUNDS
(Cost $41,487,867)		41,487,867
TOTAL INVESTMENT PORTFOLIO - 115.1%
(Cost $286,660,887)		295,498,755
NET OTHER ASSETS (LIABILITIES) - (15.1)%		(38,749,915)
NET ASSETS - 100%		$256,748,840

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	3,791,580	$(20,030)

The face value of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,959.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,272
Fidelity Securities Lending Cash Central Fund	107,640
Total	$115,912

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,531,274	$36,531,274	$--	$--
Consumer Staples	7,847,972	7,847,972	--	--
Energy	10,295,423	10,295,423	--	--
Financials	62,984,317	62,984,317	--	--
Health Care	23,483,051	23,483,051	--	--
Industrials	42,630,643	42,630,643	--	--
Information Technology	31,879,165	31,879,165	--	--
Materials	21,167,588	21,167,588	--	--
Telecommunication Services	1,599,965	1,599,965	--	--
Utilities	15,391,531	15,391,531	--	--
U.S. Government and Government Agency Obligations	199,959	--	199,959	--
Money Market Funds	41,487,867	41,487,867	--	--
Total Investments in Securities:	$295,498,755	$295,298,796	$199,959	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(20,030)	$(20,030)	$--	$--
Total Liabilities	$(20,030)	$(20,030)	$--	$--
Total Derivative Instruments:	$(20,030)	$(20,030)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $291,316,760. Net unrealized appreciation aggregated $4,181,995, of which $19,097,989 related to appreciated investment securities and $14,915,994 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Real Estate Index Fund
(To be renamed Fidelity® Real Estate Index Fund)

April 30, 2016

URX-QTLY-0616
1.929338.104

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Real Estate Investment Trusts - 99.4%
REITs - Apartments - 18.0%
American Campus Communities, Inc.	142,036	$6,356,111
American Homes 4 Rent Class A	199,573	3,157,245
Apartment Investment & Management Co. Class A	170,703	6,838,362
AvalonBay Communities, Inc.	149,342	26,402,172
Camden Property Trust (SBI)	94,759	7,649,894
Education Realty Trust, Inc.	68,914	2,740,710
Equity Residential (SBI)	398,027	27,093,698
Essex Property Trust, Inc.	71,303	15,718,746
Mid-America Apartment Communities, Inc.	82,225	7,869,755
Monogram Residential Trust, Inc.	181,612	1,839,730
Post Properties, Inc.	58,477	3,354,241
Silver Bay Realty Trust Corp.	39,320	574,072
UDR, Inc.	291,191	10,168,390
		119,763,126
REITs - Diversified - 9.8%
Apple Hospitality (REIT), Inc. (a)	170,183	3,221,564
Cousins Properties, Inc.	218,959	2,266,226
Digital Realty Trust, Inc.	159,524	14,034,922
Duke Realty LP	377,053	8,246,149
DuPont Fabros Technology, Inc.	80,153	3,191,692
Forest City Realty Trust, Inc.	236,386	4,912,101
Liberty Property Trust (SBI)	159,380	5,562,362
NexPoint Residential Trust, Inc.	23,212	326,361
PS Business Parks, Inc.	21,217	2,031,740
TIER REIT, Inc.	51,705	779,711
Vornado Realty Trust	193,227	18,497,621
Washington REIT (SBI)	74,318	2,130,697
		65,201,146
REITs - Health Care - 12.0%
Care Capital Properties, Inc.	91,349	2,436,271
HCP, Inc. (a)	507,458	17,167,304
Healthcare Realty Trust, Inc.	111,415	3,373,646
LTC Properties, Inc.	40,897	1,897,212
Senior Housing Properties Trust (SBI)	258,859	4,550,741
Universal Health Realty Income Trust (SBI)	13,365	729,729
Ventas, Inc.	366,337	22,756,854
Welltower, Inc.	387,125	26,874,218
		79,785,975
REITs - Hotels - 5.2%
Ashford Hospitality Prime, Inc.	27,932	312,559
Ashford Hospitality Trust, Inc.	88,465	494,519
DiamondRock Hospitality Co.	218,821	1,949,695
FelCor Lodging Trust, Inc.	143,797	1,029,587
Hersha Hospitality Trust	50,187	968,107
Hospitality Properties Trust (SBI)	165,195	4,227,340
Host Hotels & Resorts, Inc.	820,028	12,972,843
LaSalle Hotel Properties (SBI)	123,106	2,942,233
Pebblebrook Hotel Trust	78,332	2,165,096
RLJ Lodging Trust	137,049	2,887,622
Sunstone Hotel Investors, Inc.	234,786	3,007,609
Xenia Hotels & Resorts, Inc.	121,728	1,872,177
		34,829,387
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	87,295	5,978,835
Sun Communities, Inc.	69,534	4,719,273
		10,698,108
REITs - Office Property - 12.0%
Alexandria Real Estate Equities, Inc.	79,986	7,434,699
Boston Properties, Inc.	167,425	21,574,386
Brandywine Realty Trust (SBI)	190,975	2,855,076
Columbia Property Trust, Inc.	135,564	3,023,077
Corporate Office Properties Trust (SBI)	103,041	2,646,093
Douglas Emmett, Inc.	152,578	4,951,156
Equity Commonwealth (b)	137,729	3,844,016
First Potomac Realty Trust	63,033	530,108
Franklin Street Properties Corp.	97,197	1,032,232
Highwoods Properties, Inc. (SBI)	104,759	4,895,388
Kilroy Realty Corp.	100,501	6,513,470
Mack-Cali Realty Corp.	97,663	2,496,266
New York (REIT), Inc.	177,157	1,741,453
Parkway Properties, Inc.	88,834	1,461,319
Piedmont Office Realty Trust, Inc. Class A	158,612	3,157,965
SL Green Realty Corp.	109,066	11,460,655
		79,617,359
REITs - Regional Malls - 16.4%
CBL & Associates Properties, Inc.	165,406	1,931,942
General Growth Properties, Inc.	634,831	17,794,313
Pennsylvania Real Estate Investment Trust (SBI)	75,501	1,731,993
Rouse Properties, Inc.	41,111	759,320
Simon Property Group, Inc.	337,279	67,850,410
Tanger Factory Outlet Centers, Inc.	103,332	3,624,887
Taubman Centers, Inc.	65,662	4,560,226
The Macerich Co.	138,195	10,513,876
		108,766,967
REITs - Shopping Centers - 9.7%
Acadia Realty Trust (SBI)	76,808	2,588,430
Brixmor Property Group, Inc.	185,461	4,682,890
Cedar Shopping Centers, Inc.	81,519	564,111
DDR Corp.	331,577	5,802,598
Equity One, Inc.	98,869	2,797,993
Federal Realty Investment Trust (SBI)	75,944	11,549,564
Kimco Realty Corp.	450,970	12,681,276
Kite Realty Group Trust	90,921	2,475,779
Ramco-Gershenson Properties Trust (SBI)	86,291	1,528,214
Regency Centers Corp.	106,398	7,841,533
Retail Opportunity Investments Corp.	108,559	2,135,356
Saul Centers, Inc.	12,409	659,911
Urban Edge Properties	100,657	2,611,043
Weingarten Realty Investors (SBI)	124,305	4,589,341
WP Glimcher, Inc.	201,999	2,118,970
		64,627,009
REITs - Storage - 9.3%
CubeSmart	188,065	5,568,605
Extra Space Storage, Inc.	136,316	11,580,044
National Storage Affiliates Trust	25,090	489,757
Public Storage	160,543	39,302,532
Sovran Self Storage, Inc.	42,948	4,561,937
		61,502,875
REITs - Warehouse/Industrial - 5.4%
DCT Industrial Trust, Inc.	96,281	3,886,864
EastGroup Properties, Inc.	35,057	2,094,656
First Industrial Realty Trust, Inc.	126,822	2,909,297
Prologis, Inc.	572,035	25,976,109
Rexford Industrial Realty, Inc.	70,487	1,323,041
		36,189,967
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $597,295,607)		660,981,919
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.54% 3/2/17 (c)
(Cost $248,862)	250,000	248,991
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.38% (d)	3,558,771	$3,558,771
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	7,593,700	7,593,700
TOTAL MONEY MARKET FUNDS
(Cost $11,152,471)		11,152,471
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $608,696,940)		672,383,381
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(7,521,015)
NET ASSETS - 100%		$664,862,366

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts (United States)	June 2016	3,809,335	$59,304

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,991.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,472
Fidelity Securities Lending Cash Central Fund	49,074
Total	$56,546

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$660,981,919	$660,981,919	$--	$--
U.S. Treasury Obligations	248,991	--	248,991	--
Money Market Funds	11,152,471	11,152,471	--	--
Total Investments in Securities:	$672,383,381	$672,134,390	$248,991	$--
Derivative Instruments:
Assets
Futures Contracts	$59,304	$59,304	$--	$--
Total Assets	$59,304	$59,304	$--	$--
Total Derivative Instruments:	$59,304	$59,304	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $611,234,315. Net unrealized appreciation aggregated $61,149,066, of which $87,225,804 related to appreciated investment securities and $26,076,738 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2016

Shares are offered only to certain other Fidelity® funds advised by the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV4-QTLY-0616
1.9867676.100

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 0.7%
Delphi Automotive PLC	159,338	$11,732,057
The Goodyear Tire & Rubber Co.	117,024	3,390,185
		15,122,242
Distributors - 0.3%
Genuine Parts Co.	66,336	6,366,266
Diversified Consumer Services - 0.1%
H&R Block, Inc.	112,387	2,274,713
Hotels, Restaurants & Leisure - 6.1%
Chipotle Mexican Grill, Inc. (a)	14,607	6,149,109
McDonald's Corp.	426,667	53,969,109
Starbucks Corp.	861,148	48,422,352
Starwood Hotels & Resorts Worldwide, Inc.	72,405	5,928,521
Yum! Brands, Inc.	212,928	16,940,552
		131,409,643
Internet & Catalog Retail - 1.3%
Priceline Group, Inc. (a)	21,809	29,303,881
Leisure Products - 0.2%
Polaris Industries, Inc.	39,143	3,831,317
Media - 0.5%
Omnicom Group, Inc.	105,641	8,765,034
Scripps Networks Interactive, Inc. Class A	31,085	1,938,150
		10,703,184
Multiline Retail - 0.6%
Dollar General Corp.	120,269	9,851,234
Nordstrom, Inc.	54,641	2,793,794
		12,645,028
Specialty Retail - 9.7%
Bed Bath & Beyond, Inc.	81,193	3,833,933
Dick's Sporting Goods, Inc.	39,771	1,842,988
Foot Locker, Inc.	61,941	3,805,655
GameStop Corp. Class A	45,489	1,492,039
Gap, Inc.	128,463	2,977,772
Home Depot, Inc.	673,392	90,160,455
Lowe's Companies, Inc.	385,735	29,323,575
O'Reilly Automotive, Inc. (a)	52,636	13,826,424
Ross Stores, Inc.	233,700	13,269,486
Tiffany & Co., Inc.	51,604	3,681,945
TJX Companies, Inc.	418,125	31,702,238
Tractor Supply Co.	67,954	6,432,526
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	27,244	5,674,380
		208,023,416
Textiles, Apparel & Luxury Goods - 3.1%
lululemon athletica, Inc. (a)	50,229	3,292,511
Michael Kors Holdings Ltd. (a)	101,316	5,233,985
NIKE, Inc. Class B	659,614	38,877,649
Ralph Lauren Corp.	23,606	2,200,315
Under Armour, Inc. (a)	71,239	2,906,551
Under Armour, Inc. Class A (sub. vtg.) (a)	71,239	3,130,242
VF Corp.	165,880	10,458,734
		66,099,987

TOTAL CONSUMER DISCRETIONARY		485,779,677

CONSUMER STAPLES - 7.7%
Beverages - 4.2%
Brown-Forman Corp. Class B (non-vtg.)	60,127	5,791,433
Coca-Cola Enterprises, Inc.	95,711	5,022,913
Dr. Pepper Snapple Group, Inc.	80,029	7,275,436
Monster Beverage Corp.	55,281	7,972,626
PepsiCo, Inc.	631,732	65,043,127
		91,105,535
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	178,463	26,435,724
Whole Foods Market, Inc.	140,102	4,074,166
		30,509,890
Food Products - 1.4%
Campbell Soup Co.	76,559	4,724,456
Hormel Foods Corp.	123,527	4,761,966
McCormick & Co., Inc. (non-vtg.)	46,979	4,405,691
Mead Johnson Nutrition Co. Class A	90,973	7,928,297
The Hershey Co.	83,252	7,751,594
		29,572,004
Household Products - 0.2%
Church & Dwight Co., Inc.	53,245	4,935,812
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	104,229	9,992,434

TOTAL CONSUMER STAPLES		166,115,675

ENERGY - 0.8%
Energy Equipment & Services - 0.4%
FMC Technologies, Inc. (a)	94,620	2,884,964
Helmerich & Payne, Inc.	41,577	2,749,071
Oceaneering International, Inc.	41,216	1,510,566
		7,144,601
Oil, Gas & Consumable Fuels - 0.4%
Marathon Petroleum Corp.	230,132	8,993,559

TOTAL ENERGY		16,138,160

FINANCIALS - 2.8%
Capital Markets - 1.0%
Eaton Vance Corp. (non-vtg.)	55,507	1,916,657
Franklin Resources, Inc.	164,742	6,151,466
SEI Investments Co.	66,316	3,188,473
T. Rowe Price Group, Inc.	121,315	9,133,806
		20,390,402
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	212,456	13,416,596
Progressive Corp.	232,027	7,564,080
		20,980,676
Real Estate Investment Trusts - 0.7%
Public Storage	64,790	15,861,240
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	18,830	2,168,651

TOTAL FINANCIALS		59,400,969

HEALTH CARE - 15.8%
Biotechnology - 6.9%
Baxalta, Inc.	362,027	15,187,033
Biogen, Inc. (a)	107,934	29,680,771
Celgene Corp. (a)	351,379	36,336,102
Gilead Sciences, Inc.	754,557	66,559,473
		147,763,379
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	91,000	9,665,110
ResMed, Inc.	62,287	3,475,615
St. Jude Medical, Inc.	113,424	8,642,909
Varian Medical Systems, Inc. (a)	43,664	3,544,644
		25,328,278
Health Care Providers & Services - 0.2%
Henry Schein, Inc. (a)	33,710	5,686,877
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	16,586	5,936,959
Waters Corp. (a)	33,344	4,340,055
		10,277,014
Pharmaceuticals - 7.0%
Eli Lilly & Co.	407,363	30,768,127
Johnson & Johnson	1,073,453	120,312,611
		151,080,738

TOTAL HEALTH CARE		340,136,286

INDUSTRIALS - 16.1%
Aerospace & Defense - 8.1%
General Dynamics Corp.	116,740	16,404,305
Honeywell International, Inc.	308,656	35,270,121
Lockheed Martin Corp.	147,637	34,307,886
Northrop Grumman Corp.	77,305	15,944,929
Raytheon Co.	122,895	15,527,783
Rockwell Collins, Inc.	56,941	5,021,627
The Boeing Co.	378,750	51,055,500
		173,532,151
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	69,687	4,945,686
Expeditors International of Washington, Inc.	85,671	4,250,138
		9,195,824
Electrical Equipment - 1.1%
Emerson Electric Co.	306,310	16,733,715
Rockwell Automation, Inc.	63,916	7,252,549
		23,986,264
Industrial Conglomerates - 2.5%
3M Co.	318,535	53,316,388
Machinery - 1.6%
Cummins, Inc.	70,696	8,273,553
Flowserve Corp.	53,402	2,606,552
Illinois Tool Works, Inc.	140,780	14,714,326
Snap-On, Inc.	23,416	3,729,700
WABCO Holdings, Inc. (a)	22,990	2,578,558
Wabtec Corp.	40,080	3,323,834
		35,226,523
Professional Services - 0.1%
Robert Half International, Inc.	66,984	2,566,157
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	40,777	3,379,598
Union Pacific Corp.	367,538	32,060,340
		35,439,938
Trading Companies & Distributors - 0.6%
Fastenal Co.	137,676	6,441,860
W.W. Grainger, Inc.	26,623	6,243,626
		12,685,486

TOTAL INDUSTRIALS		345,948,731

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	33,812	3,541,807
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	158,556	9,430,911
Internet Software & Services - 4.8%
Alphabet, Inc.:
Class A	71,505	50,616,959
Class C	76,323	52,892,602
		103,509,561
IT Services - 10.0%
Accenture PLC Class A	412,443	46,573,064
Automatic Data Processing, Inc.	231,492	20,473,152
MasterCard, Inc. Class A	667,767	64,766,721
Paychex, Inc.	188,088	9,803,147
Teradata Corp. (a)	60,066	1,519,670
The Western Union Co.	216,115	4,322,300
Visa, Inc. Class A	873,411	67,462,266
		214,920,320
Semiconductors & Semiconductor Equipment - 6.3%
Intel Corp.	1,990,185	60,262,802
Linear Technology Corp.	124,508	5,538,116
Qualcomm, Inc.	647,601	32,716,803
Skyworks Solutions, Inc.	88,201	5,893,591
Texas Instruments, Inc.	459,313	26,199,214
Xilinx, Inc.	105,257	4,534,472
		135,144,998
Software - 5.3%
Intuit, Inc.	111,320	11,231,075
Microsoft Corp.	2,045,659	102,017,014
		113,248,089
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	919,376	86,182,306
Seagate Technology LLC	120,018	2,612,792
		88,795,098

TOTAL INFORMATION TECHNOLOGY		668,590,784

MATERIALS - 2.5%
Chemicals - 2.5%
International Flavors & Fragrances, Inc.	34,320	4,100,210
LyondellBasell Industries NV Class A	229,116	18,941,020
Monsanto Co.	179,525	16,817,902
Sherwin-Williams Co.	41,502	11,923,940
Westlake Chemical Corp.	19,614	984,427
		52,767,499
TOTAL COMMON STOCKS
(Cost $2,088,814,855)		2,134,877,781
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.47% 7/21/16 to 9/15/16 (b)
(Cost $399,452)	400,000	399,687
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $13,419,084)	13,419,084	13,419,084
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,102,633,391)		2,148,696,552
Total Securities Sold Short (Proceeds $1,015,639) - 0.0%		(1,015,842)
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,301,279)
NET ASSETS - 100%		$2,145,379,431

Securities Sold Short - 0.0%
	Shares	Value
Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Interval Leisure Group, Inc.
(Proceeds $1,015,639)	(72,405)	(1,015,842)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
38 CME E-mini S&P 500 Index Contracts (United States)	June 2016	3,912,290	$76,690
12 CME S&P 500 Index Contracts (United States)	June 2016	6,177,300	106,558
TOTAL FUTURES CONTRACTS			$183,248

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,708.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,369
Total	$61,369

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$485,779,677	$485,779,677	$--	$--
Consumer Staples	166,115,675	166,115,675	--	--
Energy	16,138,160	16,138,160	--	--
Financials	59,400,969	59,400,969	--	--
Health Care	340,136,286	340,136,286	--	--
Industrials	345,948,731	345,948,731	--	--
Information Technology	668,590,784	668,590,784	--	--
Materials	52,767,499	52,767,499	--	--
U.S. Government and Government Agency Obligations	399,687	--	399,687	--
Money Market Funds	13,419,084	13,419,084	--	--
Short Positions	(1,015,842)	(1,015,842)	--	--
Total Investments in Securities:	$2,147,680,710	$2,147,281,023	$399,687	$--
Derivative Instruments:
Assets
Futures Contracts	$183,249	$183,249	$--	$--
Total Assets	$183,249	$183,249	$--	$--
Total Derivative Instruments:	$183,249	$183,249	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,103,477,015. Net unrealized appreciation aggregated $45,219,537, of which $98,786,558 related to appreciated investment securities and $53,567,021 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2016

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV9-QTLY-0616
1.9867777.100

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.3%
BorgWarner, Inc.	155	$5,568
Delphi Automotive PLC	196	14,431
Johnson Controls, Inc.	456	18,878
The Goodyear Tire & Rubber Co.	194	5,620
		44,497
Automobiles - 0.6%
Ford Motor Co.	2,751	37,304
General Motors Co.	991	31,514
Harley-Davidson, Inc.	126	6,027
		74,845
Distributors - 0.1%
Genuine Parts Co.	107	10,269
Diversified Consumer Services - 0.0%
H&R Block, Inc.	162	3,279
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	306	15,009
Chipotle Mexican Grill, Inc. (a)	21	8,840
Darden Restaurants, Inc.	73	4,544
Marriott International, Inc. Class A	137	9,602
McDonald's Corp.	632	79,942
Royal Caribbean Cruises Ltd.	116	8,978
Starbucks Corp.	1,040	58,479
Starwood Hotels & Resorts Worldwide, Inc.	121	9,907
Wyndham Worldwide Corp.	74	5,250
Wynn Resorts Ltd.	58	5,121
Yum! Brands, Inc.	289	22,993
		228,665
Household Durables - 0.5%
D.R. Horton, Inc.	222	6,673
Garmin Ltd.	81	3,453
Harman International Industries, Inc.	48	3,684
Leggett & Platt, Inc.	100	4,929
Lennar Corp. Class A	135	6,117
Mohawk Industries, Inc. (a)	42	8,090
Newell Brands, Inc.	310	14,117
PulteGroup, Inc.	246	4,524
Whirlpool Corp.	56	9,752
		61,339
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	271	178,749
Expedia, Inc.	84	9,725
Netflix, Inc. (a)	301	27,099
Priceline Group, Inc. (a)	35	47,028
TripAdvisor, Inc. (a)	80	5,167
		267,768
Leisure Products - 0.1%
Hasbro, Inc.	78	6,602
Mattel, Inc.	241	7,493
		14,095
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	153	5,109
CBS Corp. Class B	303	16,941
Comcast Corp. Class A	1,708	103,778
Discovery Communications, Inc.:
Class A (a)	84	2,294
Class C (non-vtg.) (a)	187	5,008
Interpublic Group of Companies, Inc.	300	6,882
News Corp.:
Class A	184	2,285
Class B	123	1,594
Omnicom Group, Inc.	162	13,441
Scripps Networks Interactive, Inc. Class A	67	4,177
Tegna, Inc.	148	3,457
The Walt Disney Co.	1,053	108,733
Time Warner Cable, Inc.	199	42,210
Time Warner, Inc.	556	41,778
Twenty-First Century Fox, Inc.:
Class A	786	23,784
Class B	313	9,428
Viacom, Inc. Class B (non-vtg.)	245	10,021
		400,920
Multiline Retail - 0.6%
Dollar General Corp.	207	16,955
Dollar Tree, Inc. (a)	161	12,833
Kohl's Corp.	123	5,449
Macy's, Inc.	226	8,947
Nordstrom, Inc.	86	4,397
Target Corp.	427	33,947
		82,528
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	52	8,117
AutoNation, Inc. (a)	56	2,836
AutoZone, Inc. (a)	21	16,070
Bed Bath & Beyond, Inc.	110	5,194
Best Buy Co., Inc.	205	6,576
CarMax, Inc. (a)	142	7,519
Foot Locker, Inc.	100	6,144
Gap, Inc.	160	3,709
Home Depot, Inc.	889	119,028
L Brands, Inc.	174	13,622
Lowe's Companies, Inc.	644	48,957
O'Reilly Automotive, Inc. (a)	69	18,125
Ross Stores, Inc.	277	15,728
Signet Jewelers Ltd.	57	6,188
Staples, Inc.	468	4,774
Tiffany & Co., Inc.	72	5,137
TJX Companies, Inc.	471	35,711
Tractor Supply Co.	97	9,182
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	45	9,373
Urban Outfitters, Inc. (a)	49	1,486
		343,476
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	191	7,692
Hanesbrands, Inc.	268	7,780
Michael Kors Holdings Ltd. (a)	121	6,251
NIKE, Inc. Class B	950	55,993
PVH Corp.	58	5,545
Ralph Lauren Corp.	38	3,542
Under Armour, Inc. (a)	110	4,488
Under Armour, Inc. Class A (sub. vtg.) (a)	149	6,547
VF Corp.	250	15,763
		113,601

TOTAL CONSUMER DISCRETIONARY		1,645,282

CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	66	6,357
Coca-Cola Enterprises, Inc.	150	7,872
Constellation Brands, Inc. Class A (sub. vtg.)	124	19,351
Dr. Pepper Snapple Group, Inc.	130	11,818
Molson Coors Brewing Co. Class B	132	12,623
Monster Beverage Corp.	106	15,287
PepsiCo, Inc.	1,011	104,093
The Coca-Cola Co.	2,733	122,438
		299,839
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	309	45,772
CVS Health Corp.	771	77,486
Kroger Co.	688	24,348
Sysco Corp.	369	17,000
Wal-Mart Stores, Inc.	1,100	73,557
Walgreens Boots Alliance, Inc.	607	48,123
Whole Foods Market, Inc.	235	6,834
		293,120
Food Products - 1.7%
Archer Daniels Midland Co.	422	16,855
Campbell Soup Co.	128	7,899
ConAgra Foods, Inc.	297	13,234
General Mills, Inc.	420	25,763
Hormel Foods Corp.	192	7,402
Kellogg Co.	172	13,211
McCormick & Co., Inc. (non-vtg.)	84	7,878
Mead Johnson Nutrition Co. Class A	126	10,981
Mondelez International, Inc.	1,102	47,342
The Hershey Co.	105	9,777
The J.M. Smucker Co.	86	10,920
The Kraft Heinz Co.	417	32,555
Tyson Foods, Inc. Class A	206	13,559
		217,376
Household Products - 1.9%
Church & Dwight Co., Inc.	93	8,621
Clorox Co.	92	11,521
Colgate-Palmolive Co.	625	44,325
Kimberly-Clark Corp.	254	31,798
Procter & Gamble Co.	1,857	148,783
		245,048
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	155	14,860
Tobacco - 1.7%
Altria Group, Inc.	1,366	85,662
Philip Morris International, Inc.	1,086	106,558
Reynolds American, Inc.	580	28,768
		220,988

TOTAL CONSUMER STAPLES		1,291,231

ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	310	14,992
Diamond Offshore Drilling, Inc.	50	1,213
FMC Technologies, Inc. (a)	157	4,787
Halliburton Co.	607	25,075
Helmerich & Payne, Inc.	74	4,893
National Oilwell Varco, Inc.	255	9,190
Schlumberger Ltd.	977	78,492
Transocean Ltd. (United States)	237	2,626
		141,268
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	359	18,941
Apache Corp.	268	14,579
Cabot Oil & Gas Corp.	326	7,628
Chesapeake Energy Corp.	351	2,411
Chevron Corp.	1,322	135,082
Cimarex Energy Co.	68	7,404
Columbia Pipeline Group, Inc.	273	6,994
Concho Resources, Inc. (a)	92	10,688
ConocoPhillips Co.	870	41,577
Devon Energy Corp.	361	12,519
EOG Resources, Inc.	388	32,057
EQT Corp.	114	7,991
Exxon Mobil Corp.	2,914	257,598
Hess Corp.	180	10,732
Kinder Morgan, Inc.	1,289	22,893
Marathon Oil Corp.	571	8,045
Marathon Petroleum Corp.	373	14,577
Murphy Oil Corp.	111	3,967
Newfield Exploration Co. (a)	137	4,966
Noble Energy, Inc.	308	11,122
Occidental Petroleum Corp.	538	41,238
ONEOK, Inc.	150	5,423
Phillips 66 Co.	330	27,096
Pioneer Natural Resources Co.	115	19,102
Range Resources Corp.	120	5,293
Southwestern Energy Co. (a)	263	3,532
Spectra Energy Corp.	455	14,228
Tesoro Corp.	81	6,455
The Williams Companies, Inc.	481	9,327
Valero Energy Corp.	331	19,486
		782,951

TOTAL ENERGY		924,219

FINANCIALS - 16.1%
Banks - 5.5%
Bank of America Corp.	7,258	105,676
BB&T Corp.	583	20,627
Citigroup, Inc.	2,071	95,846
Citizens Financial Group, Inc.	382	8,729
Comerica, Inc.	116	5,150
Fifth Third Bancorp	543	9,942
Huntington Bancshares, Inc.	556	5,593
JPMorgan Chase & Co.	2,574	162,677
KeyCorp	590	7,251
M&T Bank Corp.	114	13,488
Peoples United Financial, Inc.	219	3,395
PNC Financial Services Group, Inc.	355	31,162
Regions Financial Corp.	940	8,817
SunTrust Banks, Inc.	342	14,275
U.S. Bancorp	1,142	48,752
Wells Fargo & Co.	3,238	161,835
Zions Bancorporation	127	3,495
		706,710
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	37	6,302
Ameriprise Financial, Inc.	117	11,220
Bank of New York Mellon Corp.	759	30,542
BlackRock, Inc. Class A	89	31,713
Charles Schwab Corp.	848	24,092
E*TRADE Financial Corp. (a)	194	4,885
Franklin Resources, Inc.	254	9,484
Goldman Sachs Group, Inc.	278	45,623
Invesco Ltd.	289	8,962
Legg Mason, Inc.	64	2,055
Morgan Stanley	1,084	29,333
Northern Trust Corp.	145	10,307
State Street Corp.	284	17,693
T. Rowe Price Group, Inc.	177	13,326
		245,537
Consumer Finance - 0.8%
American Express Co.	575	37,622
Capital One Financial Corp.	372	26,929
Discover Financial Services	293	16,487
Navient Corp.	241	3,294
Synchrony Financial (a)	588	17,975
		102,307
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	1,312	190,870
Broadcom Ltd.	261	38,041
CME Group, Inc.	239	21,966
IntercontinentalExchange, Inc.	84	20,163
Leucadia National Corp.	233	3,886
McGraw Hill Financial, Inc.	187	19,981
Moody's Corp.	117	11,199
The NASDAQ OMX Group, Inc.	83	5,122
		311,228
Insurance - 2.6%
AFLAC, Inc.	294	20,277
Allstate Corp.	269	17,498
American International Group, Inc.	808	45,103
Aon PLC	190	19,973
Assurant, Inc.	44	3,721
Chubb Ltd.	323	38,069
Cincinnati Financial Corp.	104	6,865
Hartford Financial Services Group, Inc.	287	12,737
Lincoln National Corp.	167	7,256
Loews Corp.	185	7,341
Marsh & McLennan Companies, Inc.	363	22,923
MetLife, Inc.	773	34,862
Pricoa Global Funding I	317	24,612
Principal Financial Group, Inc.	181	7,725
Progressive Corp.	412	13,431
The Travelers Companies, Inc.	208	22,859
Torchmark Corp.	83	4,805
Unum Group	161	5,508
Willis Group Holdings PLC	94	11,741
XL Group PLC Class A	211	6,906
		334,212
Real Estate Investment Trusts - 2.9%
American Tower Corp.	297	31,149
Apartment Investment & Management Co. Class A	107	4,286
AvalonBay Communities, Inc.	97	17,149
Boston Properties, Inc.	105	13,530
Crown Castle International Corp.	233	20,243
Equinix, Inc.	48	15,857
Equity Residential (SBI)	258	17,562
Essex Property Trust, Inc.	47	10,361
Extra Space Storage, Inc.	90	7,646
Federal Realty Investment Trust (SBI)	46	6,996
General Growth Properties, Inc.	412	11,548
HCP, Inc.	329	11,130
Host Hotels & Resorts, Inc.	539	8,527
Iron Mountain, Inc.	129	4,712
Kimco Realty Corp.	297	8,352
Prologis, Inc.	371	16,847
Public Storage	103	25,215
Realty Income Corp.	176	10,419
Simon Property Group, Inc.	216	43,453
SL Green Realty Corp.	69	7,251
The Macerich Co.	90	6,847
UDR, Inc.	190	6,635
Ventas, Inc.	238	14,785
Vornado Realty Trust	127	12,158
Welltower, Inc.	250	17,355
Weyerhaeuser Co.	556	17,859
		367,872
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	206	6,104

TOTAL FINANCIALS		2,073,970

HEALTH CARE - 14.4%
Biotechnology - 3.2%
AbbVie, Inc.	1,130	68,930
Alexion Pharmaceuticals, Inc. (a)	159	22,146
Amgen, Inc.	527	83,424
Baxalta, Inc.	478	20,052
Biogen, Inc. (a)	154	42,348
Celgene Corp. (a)	549	56,772
Gilead Sciences, Inc.	959	84,593
Regeneron Pharmaceuticals, Inc. (a)	55	20,719
Vertex Pharmaceuticals, Inc. (a)	174	14,675
		413,659
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	1,036	40,300
Baxter International, Inc.	373	16,494
Becton, Dickinson & Co.	149	24,028
Boston Scientific Corp. (a)	949	20,802
C.R. Bard, Inc.	53	11,245
Dentsply Sirona, Inc.	173	10,311
Edwards Lifesciences Corp. (a)	151	16,038
Hologic, Inc. (a)	172	5,777
Intuitive Surgical, Inc. (a)	26	16,285
Medtronic PLC	986	78,042
St. Jude Medical, Inc.	200	15,240
Stryker Corp.	220	23,982
Varian Medical Systems, Inc. (a)	66	5,358
Zimmer Biomet Holdings, Inc.	127	14,703
		298,605
Health Care Providers & Services - 2.7%
Aetna, Inc.	247	27,731
AmerisourceBergen Corp.	138	11,744
Anthem, Inc.	184	25,902
Cardinal Health, Inc.	233	18,281
Centene Corp. (a)	116	7,187
Cigna Corp.	180	24,937
DaVita HealthCare Partners, Inc. (a)	115	8,499
Express Scripts Holding Co. (a)	445	32,810
HCA Holdings, Inc. (a)	216	17,414
Henry Schein, Inc. (a)	59	9,953
Humana, Inc.	105	18,592
Laboratory Corp. of America Holdings (a)	71	8,898
McKesson Corp.	161	27,019
Patterson Companies, Inc.	48	2,081
Quest Diagnostics, Inc.	95	7,141
UnitedHealth Group, Inc.	667	87,831
Universal Health Services, Inc. Class B	63	8,422
		344,442
Health Care Technology - 0.1%
Cerner Corp. (a)	215	12,070
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	235	9,616
Illumina, Inc. (a)	103	13,904
PerkinElmer, Inc.	73	3,681
Thermo Fisher Scientific, Inc.	276	39,813
Waters Corp. (a)	59	7,679
		74,693
Pharmaceuticals - 5.5%
Allergan PLC (a)	277	59,987
Bristol-Myers Squibb Co.	1,171	84,523
Eli Lilly & Co.	684	51,663
Endo International PLC (a)	132	3,564
Johnson & Johnson	1,935	216,875
Mallinckrodt PLC (a)	80	5,002
Merck & Co., Inc.	1,947	106,773
Mylan N.V.	278	11,595
Perrigo Co. PLC	104	10,054
Pfizer, Inc.	4,245	138,854
Zoetis, Inc. Class A	328	15,426
		704,316

TOTAL HEALTH CARE		1,847,785

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	207	29,088
Honeywell International, Inc.	540	61,706
L-3 Communications Holdings, Inc.	51	6,708
Lockheed Martin Corp.	183	42,526
Northrop Grumman Corp.	127	26,195
Raytheon Co.	210	26,534
Rockwell Collins, Inc.	91	8,025
Textron, Inc.	186	7,194
The Boeing Co.	438	59,042
United Technologies Corp.	547	57,090
		324,108
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	99	7,026
Expeditors International of Washington, Inc.	129	6,400
FedEx Corp.	181	29,885
United Parcel Service, Inc. Class B	481	50,539
		93,850
Airlines - 0.6%
American Airlines Group, Inc.	413	14,327
Delta Air Lines, Inc.	550	22,919
Southwest Airlines Co.	448	19,985
United Continental Holdings, Inc. (a)	256	11,727
		68,958
Building Products - 0.1%
Allegion PLC	73	4,778
Masco Corp.	222	6,818
		11,596
Commercial Services & Supplies - 0.4%
ADT Corp.	100	4,198
Cintas Corp.	60	5,387
Pitney Bowes, Inc.	148	3,104
Republic Services, Inc.	174	8,190
Stericycle, Inc. (a)	56	5,351
Tyco International Ltd.	301	11,595
Waste Management, Inc.	288	16,932
		54,757
Construction & Engineering - 0.1%
Fluor Corp.	96	5,247
Jacobs Engineering Group, Inc. (a)	78	3,477
Quanta Services, Inc. (a)	125	2,965
		11,689
Electrical Equipment - 0.5%
AMETEK, Inc.	171	8,223
Eaton Corp. PLC	324	20,499
Emerson Electric Co.	454	24,802
Rockwell Automation, Inc.	95	10,780
		64,304
Industrial Conglomerates - 2.5%
3M Co.	424	70,969
Danaher Corp.	419	40,538
General Electric Co.	6,541	201,136
Roper Technologies, Inc.	73	12,855
		325,498
Machinery - 1.3%
Caterpillar, Inc.	412	32,021
Cummins, Inc.	115	13,458
Deere & Co.	212	17,831
Dover Corp.	103	6,767
Flowserve Corp.	100	4,881
Illinois Tool Works, Inc.	223	23,308
Ingersoll-Rand PLC	184	12,059
PACCAR, Inc.	243	14,315
Parker Hannifin Corp.	98	11,370
Pentair PLC	131	7,608
Snap-On, Inc.	42	6,690
Stanley Black & Decker, Inc.	105	11,752
Xylem, Inc.	119	4,972
		167,032
Professional Services - 0.3%
Dun & Bradstreet Corp.	22	2,429
Equifax, Inc.	85	10,221
Nielsen Holdings PLC	247	12,879
Robert Half International, Inc.	96	3,678
Verisk Analytics, Inc. (a)	112	8,689
		37,896
Road & Rail - 0.8%
CSX Corp.	683	18,625
J.B. Hunt Transport Services, Inc.	65	5,387
Kansas City Southern	74	7,012
Norfolk Southern Corp.	210	18,923
Ryder System, Inc.	35	2,412
Union Pacific Corp.	594	51,815
		104,174
Trading Companies & Distributors - 0.2%
Fastenal Co.	206	9,639
United Rentals, Inc. (a)	64	4,284
W.W. Grainger, Inc.	41	9,615
		23,538

TOTAL INDUSTRIALS		1,287,400

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,537	97,232
F5 Networks, Inc. (a)	46	4,819
Harris Corp.	86	6,881
Juniper Networks, Inc.	229	5,359
Motorola Solutions, Inc.	114	8,572
		122,863
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	224	12,506
Corning, Inc.	755	14,096
FLIR Systems, Inc.	86	2,598
TE Connectivity Ltd.	254	15,108
		44,308
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	120	6,119
Alphabet, Inc.:
Class A	204	144,408
Class C	209	144,839
eBay, Inc. (a)	765	18,689
Facebook, Inc. Class A (a)	1,610	189,304
VeriSign, Inc. (a)	67	5,789
Yahoo!, Inc. (a)	617	22,582
		531,730
IT Services - 3.7%
Accenture PLC Class A	440	49,685
Alliance Data Systems Corp. (a)	42	8,539
Automatic Data Processing, Inc.	322	28,478
Cognizant Technology Solutions Corp. Class A (a)	430	25,099
CSRA, Inc.	96	2,492
Fidelity National Information Services, Inc.	196	12,897
Fiserv, Inc. (a)	154	15,049
Global Payments, Inc.	109	7,868
IBM Corp.	621	90,629
MasterCard, Inc. Class A	687	66,632
Paychex, Inc.	230	11,988
PayPal Holdings, Inc. (a)	783	30,678
Teradata Corp. (a)	77	1,948
The Western Union Co.	367	7,340
Total System Services, Inc.	115	5,881
Visa, Inc. Class A	1,346	103,965
Xerox Corp.	655	6,288
		475,456
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	229	12,897
Applied Materials, Inc.	810	16,581
First Solar, Inc. (a)	45	2,513
Intel Corp.	3,325	100,681
KLA-Tencor Corp.	105	7,344
Lam Research Corp.	109	8,328
Linear Technology Corp.	163	7,250
Microchip Technology, Inc.	147	7,143
Micron Technology, Inc. (a)	702	7,547
NVIDIA Corp.	362	12,862
Qorvo, Inc. (a)	84	3,783
Qualcomm, Inc.	1,051	53,097
Skyworks Solutions, Inc.	130	8,687
Texas Instruments, Inc.	713	40,670
Xilinx, Inc.	173	7,453
		296,836
Software - 4.0%
Activision Blizzard, Inc.	341	11,754
Adobe Systems, Inc. (a)	351	33,071
Autodesk, Inc. (a)	161	9,631
CA Technologies, Inc.	195	5,784
Citrix Systems, Inc. (a)	110	9,002
Electronic Arts, Inc. (a)	218	13,483
Intuit, Inc.	182	18,362
Microsoft Corp.	5,551	276,828
Oracle Corp.	2,212	88,170
Red Hat, Inc. (a)	132	9,685
Salesforce.com, Inc. (a)	444	33,655
Symantec Corp.	422	7,024
		516,449
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	3,891	364,739
EMC Corp.	1,372	35,823
Hewlett Packard Enterprise Co.	1,210	20,159
HP, Inc.	1,221	14,982
NetApp, Inc.	198	4,681
SanDisk Corp.	143	10,744
Seagate Technology LLC	203	4,419
Western Digital Corp.	160	6,538
		462,085

TOTAL INFORMATION TECHNOLOGY		2,449,727

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	137	19,987
Airgas, Inc.	45	6,410
CF Industries Holdings, Inc.	159	5,258
E.I. du Pont de Nemours & Co.	612	40,337
Eastman Chemical Co.	98	7,485
Ecolab, Inc.	189	21,731
FMC Corp.	96	4,153
International Flavors & Fragrances, Inc.	55	6,571
LyondellBasell Industries NV Class A	244	20,171
Monsanto Co.	310	29,041
PPG Industries, Inc.	189	20,864
Praxair, Inc.	201	23,609
Sherwin-Williams Co.	55	15,802
The Dow Chemical Co.	784	41,246
The Mosaic Co.	242	6,774
		269,439
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	46	7,785
Vulcan Materials Co.	94	10,117
		17,902
Containers & Packaging - 0.3%
Avery Dennison Corp.	63	4,574
Ball Corp.	101	7,209
International Paper Co.	292	12,635
Owens-Illinois, Inc. (a)	95	1,754
Sealed Air Corp.	139	6,583
WestRock Co.	174	7,282
		40,037
Metals & Mining - 0.4%
Alcoa, Inc.	933	10,422
Freeport-McMoRan, Inc.	883	12,362
Newmont Mining Corp.	361	12,624
Nucor Corp.	227	11,300
		46,708

TOTAL MATERIALS		374,086

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	4,317	167,586
CenturyLink, Inc.	372	11,513
Frontier Communications Corp.	779	4,331
Level 3 Communications, Inc. (a)	209	10,922
Verizon Communications, Inc.	2,860	145,688
		340,040
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	349	22,162
Duke Energy Corp.	484	38,130
Edison International	231	16,334
Entergy Corp.	133	9,999
Eversource Energy	217	12,247
Exelon Corp.	650	22,809
FirstEnergy Corp.	305	9,940
NextEra Energy, Inc.	322	37,861
PG&E Corp.	349	20,312
Pinnacle West Capital Corp.	77	5,594
PPL Corp.	478	17,992
Southern Co.	638	31,964
Xcel Energy, Inc.	346	13,850
		259,194
Gas Utilities - 0.0%
AGL Resources, Inc.	83	5,466
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	204	3,080
The AES Corp.	440	4,910
		7,990
Multi-Utilities - 1.1%
Ameren Corp.	171	8,208
CenterPoint Energy, Inc.	319	6,843
CMS Energy Corp.	185	7,526
Consolidated Edison, Inc.	209	15,591
Dominion Resources, Inc.	420	30,017
DTE Energy Co.	132	11,769
NiSource, Inc.	205	4,656
Public Service Enterprise Group, Inc.	360	16,607
SCANA Corp.	92	6,319
Sempra Energy	166	17,156
TECO Energy, Inc.	156	4,332
WEC Energy Group, Inc.	212	12,341
		141,365
Water Utilities - 0.1%
American Water Works Co., Inc.	129	9,386

TOTAL UTILITIES		423,401

TOTAL COMMON STOCKS
(Cost $12,312,887)		12,657,141

Money Market Funds - 12.4%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $1,594,139)	1,594,139	1,594,139
TOTAL INVESTMENT PORTFOLIO - 110.7%
(Cost $13,907,026)		14,251,280
NET OTHER ASSETS (LIABILITIES) - (10.7)%(c)		(1,382,840)
NET ASSETS - 100%		$12,868,440

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts (United States)	June 2016	205,910	$7,936

The face value of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $9,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$436
Total	$436

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $13,907,140. Net unrealized appreciation aggregated $344,140, of which $538,038 related to appreciated investment securities and $193,898 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2016

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV8-QTLY-0616
1.9867772.100

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value
Real Estate Investment Trusts - 99.9%
REITs - Apartments - 18.1%
American Campus Communities, Inc.	231	$10,337
American Homes 4 Rent Class A	328	5,189
Apartment Investment & Management Co. Class A	278	11,137
AvalonBay Communities, Inc.	242	42,783
Camden Property Trust (SBI)	154	12,432
Education Realty Trust, Inc.	111	4,414
Equity Residential (SBI)	647	44,041
Essex Property Trust, Inc.	116	25,572
Mid-America Apartment Communities, Inc.	134	12,825
Monogram Residential Trust, Inc.	290	2,938
Post Properties, Inc.	94	5,392
Silver Bay Realty Trust Corp.	63	920
UDR, Inc.	470	16,412
		194,392
REITs - Diversified - 9.8%
Apple Hospitality (REIT), Inc.	279	5,281
Cousins Properties, Inc.	354	3,664
Digital Realty Trust, Inc.	258	22,699
Duke Realty LP	608	13,297
DuPont Fabros Technology, Inc.	130	5,177
Forest City Realty Trust, Inc.	384	7,980
Liberty Property Trust (SBI)	257	8,969
NexPoint Residential Trust, Inc.	37	520
PS Business Parks, Inc.	34	3,256
TIER REIT, Inc.	82	1,237
Vornado Realty Trust	313	29,963
Washington REIT (SBI)	118	3,383
		105,426
REITs - Health Care - 12.1%
Care Capital Properties, Inc.	146	3,894
HCP, Inc.	821	27,774
Healthcare Realty Trust, Inc.	180	5,450
LTC Properties, Inc.	65	3,015
Senior Housing Properties Trust (SBI)	422	7,419
Universal Health Realty Income Trust (SBI)	21	1,147
Ventas, Inc.	594	36,899
Welltower, Inc.	628	43,596
		129,194
REITs - Hotels - 5.3%
Ashford Hospitality Prime, Inc.	45	504
Ashford Hospitality Trust, Inc.	141	788
DiamondRock Hospitality Co.	349	3,110
FelCor Lodging Trust, Inc.	229	1,640
Hersha Hospitality Trust	80	1,543
Hospitality Properties Trust (SBI)	268	6,858
Host Hotels & Resorts, Inc.	1,329	21,025
LaSalle Hotel Properties (SBI)	202	4,828
Pebblebrook Hotel Trust	129	3,566
RLJ Lodging Trust	225	4,741
Sunstone Hotel Investors, Inc.	385	4,932
Xenia Hotels & Resorts, Inc.	194	2,984
		56,519
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	142	9,726
Sun Communities, Inc.	113	7,669
		17,395
REITs - Office Property - 12.0%
Alexandria Real Estate Equities, Inc.	129	11,991
Boston Properties, Inc.	271	34,921
Brandywine Realty Trust (SBI)	315	4,709
Columbia Property Trust, Inc.	223	4,973
Corporate Office Properties Trust (SBI)	170	4,366
Douglas Emmett, Inc.	246	7,983
Equity Commonwealth (a)	225	6,280
First Potomac Realty Trust	100	841
Franklin Street Properties Corp.	155	1,646
Highwoods Properties, Inc. (SBI)	169	7,897
Kilroy Realty Corp.	162	10,499
Mack-Cali Realty Corp.	161	4,115
New York (REIT), Inc.	282	2,772
Parkway Properties, Inc.	142	2,336
Piedmont Office Realty Trust, Inc. Class A	260	5,177
SL Green Realty Corp.	176	18,494
		129,000
REITs - Regional Malls - 16.4%
CBL & Associates Properties, Inc.	264	3,084
General Growth Properties, Inc.	1,027	28,787
Pennsylvania Real Estate Investment Trust (SBI)	120	2,753
Rouse Properties, Inc.	66	1,219
Simon Property Group, Inc.	547	110,035
Tanger Factory Outlet Centers, Inc.	169	5,929
Taubman Centers, Inc.	107	7,431
The Macerich Co.	223	16,966
		176,204
REITs - Shopping Centers - 9.8%
Acadia Realty Trust (SBI)	124	4,179
Brixmor Property Group, Inc.	302	7,626
Cedar Shopping Centers, Inc.	130	900
DDR Corp.	538	9,415
Equity One, Inc.	162	4,585
Federal Realty Investment Trust (SBI)	123	18,706
Kimco Realty Corp.	728	20,471
Kite Realty Group Trust	145	3,948
Ramco-Gershenson Properties Trust (SBI)	138	2,444
Regency Centers Corp.	176	12,971
Retail Opportunity Investments Corp.	173	3,403
Saul Centers, Inc.	20	1,064
Urban Edge Properties	166	4,306
Weingarten Realty Investors (SBI)	202	7,458
WP Glimcher, Inc.	322	3,378
		104,854
REITs - Storage - 9.3%
CubeSmart	303	8,972
Extra Space Storage, Inc.	220	18,689
National Storage Affiliates Trust	40	781
Public Storage	260	63,651
Sovran Self Storage, Inc.	69	7,329
		99,422
REITs - Warehouse/Industrial - 5.5%
DCT Industrial Trust, Inc.	162	6,540
EastGroup Properties, Inc.	56	3,346
First Industrial Realty Trust, Inc.	206	4,726
Prologis, Inc.	935	42,458
Rexford Industrial Realty, Inc.	114	2,140
		59,210

TOTAL REAL ESTATE INVESTMENT TRUSTS		1,071,616

TOTAL COMMON STOCKS
(Cost $1,013,412)		1,071,616

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $3,683)	3,683	3,683
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,017,095)		1,075,299
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,704)
NET ASSETS - 100%		$1,072,595

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16
Total	$16

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,017,098. Net unrealized appreciation aggregated $58,201, of which $72,283 related to appreciated investment securities and $14,082 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016